Equity share capital and share premium (Details Narrative)	12 Months Ended
	Mar. 31, 2024 $ / shares shares		Mar. 31, 2024 $ / shares ₨ / shares shares		Mar. 31, 2024 ₨ / shares shares	Mar. 31, 2023 $ / shares shares	Mar. 31, 2022 shares
IfrsStatementLineItems [Line Items]
Par value per share | ₨ / shares					₨ 142
Ordinary shares class F [member]
IfrsStatementLineItems [Line Items]
Par value per share | (per share)	$ 0.0001		$ 0.0001		₨ 0.008	$ 0.0001
Ordinary shares class F [member] | Convertible instruments [member]
IfrsStatementLineItems [Line Items]
Par value per share | $ / shares	$ 1.00001		$ 1.00001
Share based compensation equity instruments [Member]
IfrsStatementLineItems [Line Items]
Number of shares reserved for issue under options and contracts for sale of shares	1,844		1,844		1,844	1,844	1,844
Exercise price, equity instruments | (per share)	$ 5.42		$ 44,581.05
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Par value per share | (per share)	$ 0.0001	[1]	$ 0.0001	[1]	₨ 0.008
Ordinary shares [member] | Capital 18 fin cap private limited [member]
IfrsStatementLineItems [Line Items]
Conversion of equity shares into ordinary shares						569,768
Ordinary shares [member] | Capital 18 fin cap private limited [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Equity shares						109,348
Ordinary shares [member] | Pandara trust scheme one [member]
IfrsStatementLineItems [Line Items]
Conversion of equity shares into ordinary shares						172,634
Ordinary shares [member] | Pandara trust scheme one [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Equity shares						43,136

[1]	For movement in class A shares to Ordinary shares, refer to note 6.